NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Outstanding Debt
The Company’s outstanding debt consisted of the following as of December 31, 2021 (in thousands):

December 31, 2021
Outstanding principal	$1,902
Unamortized discount	(215)

Carrying value of debt	$1,687